Segment information and information by geographical area (Tables)	12 Months Ended
Dec. 31, 2025
Segment information and information by geographical area
Schedule of information by segment

Segment Information

(€ million)	Exploration & Production	Global Gas & LNG Portfolio and Power	Refining and Chemicals	Enilive	Plenitude	Total reportable segments	Corporate and Other activities	Adjustments of intragroup profits	Total
2025
Sales from operations including intersegment sales	50,367	17,120	18,179	19,120	10,168	114,954
- less: intersegment sales	(13,258)	(4,018)	(12,956)	(2,783)	(50)	(33,065)
Sales from operations	37,109	13,102	5,223	16,337	10,118	81,889	262		82,151
Operating profit	6,302	1,770	(2,485)	499	153	6,239	(1,499)	270	5,010
Net provisions for contingencies	(335)	93	(346)	(42)	(43)	(673)	(491)	47	(1,117)
Depreciation and amortization	(6,061)	(279)	(146)	(294)	(451)	(7,231)	(153)	35	(7,349)
Impairments of tangible and intangible assets and right-of-use assets	(1,135)	(17)	(482)	(60)	(7)	(1,701)	(96)		(1,797)
Reversals of tangible and intangible assets and right-of-use assets	54	35	31	60		180	35		215
Write-off of tangible and intangible assets	(30)		(1)		(2)	(33)			(33)
Share of profit (loss) of equity-accounted investments	1,116	32	120	(53)	(33)	1,182	(21)		1,161
Identifiable assets (a)	60,407	4,988	6,377	6,117	13,622	91,511	2,630	(253)	93,888
Unallocated assets (b)									43,181
Equity-accounted investments	7,562	417	2,354	796	1,139	12,268	887		13,155
Identifiable liabilities (a)	19,934	4,691	4,153	3,303	5,490	37,571	5,239	(90)	42,720
Unallocated liabilities (b)									41,562
Capital expenditure in tangible and intangible assets	6,678	109	663	468	764	8,682	587	(40)	9,229
2024
Sales from operations including intersegment sales	54,440	18,876	21,210	21,139	10,179	125,844
- less: intersegment sales	(15,565)	(3,815)	(15,329)	(2,469)	(55)	(37,233)
Sales from operations	38,875	15,061	5,881	18,670	10,124	88,611	186		88,797
Operating profit	6,715	(909)	(1,681)	282	1,307	5,714	(371)	(105)	5,238
Net provisions for contingencies	(282)	(11)	(478)	(48)	(81)	(900)	(484)	(13)	(1,397)
Depreciation and amortization	(6,353)	(267)	(161)	(284)	(424)	(7,489)	(144)	33	(7,600)
Impairments of tangible and intangible assets and right-of-use assets	(2,385)	(195)	(458)	(117)	(1)	(3,156)	(51)		(3,207)
Reversals of tangible and intangible assets and right-of-use assets	182	94	3		5	284	23		307
Write-off of tangible and intangible assets	(576)				(3)	(579)	(1)		(580)
Share of profit (loss) of equity-accounted investments	904	44	73	(43)	(47)	931	(65)		866
Identifiable assets (a)	67,572	7,421	7,228	5,893	13,588	101,702	2,712	(457)	103,957
Unallocated assets (b)									42,982
Equity-accounted investments	8,348	488	2,621	899	1,019	13,375	775		14,150
Identifiable liabilities (a)	20,627	7,230	4,253	2,995	5,883	40,988	4,881	(49)	45,820
Unallocated liabilities (b)									45,471
Capital expenditure in tangible and intangible assets	6,055	110	632	416	887	8,100	408	(23)	8,485
2023
Sales from operations including intersegment sales	55,773	24,168	23,061	21,780	11,102	135,884
- less: intersegment sales	(17,812)	(4,700)	(16,873)	(2,903)	(62)	(42,350)
Sales from operations	37,961	19,468	6,188	18,877	11,040	93,534	183		93,717
Operating profit	8,693	2,626	(2,121)	585	(659)	9,124	(948)	81	8,257
Net provisions for contingencies	(354)	(206)	(352)	(33)	(73)	(1,018)	(339)	(12)	(1,369)
Depreciation and amortization	(6,271)	(295)	(142)	(261)	(404)	(7,373)	(140)	34	(7,479)
Impairments of tangible and intangible assets and right-of-use assets	(1,419)	(14)	(732)	(38)	(7)	(2,210)	(52)		(2,262)
Reversals of tangible and intangible assets	376	52	6			434	26		460
Write-off of tangible and intangible assets	(531)				(5)	(536)	1		(535)
Share of profit (loss) of equity-accounted investments	1,012	49	381	(38)	(55)	1,349	(13)		1,336
Identifiable assets (a)	64,504	7,688	7,186	6,081	12,692	98,151	1,891	(378)	99,664
Unallocated assets (b)									42,942
Equity-accounted investments	6,780	534	2,724	858	664	11,560	1,070		12,630
Identifiable liabilities (a)	21,461	6,637	3,910	2,900	5,436	40,344	4,578	(56)	44,866
Unallocated liabilities (b)									44,096
Capital expenditure in tangible and intangible assets	7,135	119	556	428	636	8,874	360	(19)	9,215

(a)      Include assets/liabilities directly associated with the generation of operating profit. Does not include financial assets and liabilities, investments, income tax assets and liabilities.

(b)      Include assets/liabilities not directly associated with the generation of operating profit.

Schedule of information by geographical area
(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2025
Identifiable assets (a)	26,971	8,662	2,531	5,796	18,460	29,859	1,609	93,888
Capital expenditure in tangible and intangible assets	1,829	673	388	260	2,486	3,476	117	9,229
2024
Identifiable assets (a)	29,787	7,704	4,709	6,470	21,232	32,624	1,431	103,957
Capital expenditure in tangible and intangible assets	2,009	673	308	556	1,519	3,276	144	8,485
2023
Identifiable assets (a)	30,026	6,962	5,124	7,658	17,855	30,928	1,111	99,664
Capital expenditure in tangible and intangible assets	2,006	485	235	609	1,471	4,105	304	9,215

(a)   Include assets directly associated with the generation of operating profit.

Schedule of sales from operations by geography
(€ million)	2025	2024	2023
Italy	28,647	30,994	33,450
Other European Union	15,979	15,975	18,271
Rest of Europe	14,866	16,493	18,476
Americas	6,215	7,908	7,004
Asia	9,675	9,114	7,404
Africa	6,731	8,285	9,057
Other areas	38	28	55
	82,151	88,797	93,717